INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.  INCOME TAXES

For financial reporting purposes, income (loss) before income taxes includes the following components for the years ended December 31, 2011 and 2010:

	2011	2010
United States	$(1,873,664)	$1,142,906

The (benefit) provision for income taxes for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
Current:
Federal	$—	$(44,942)
State	25,887	(6,412)

Total current tax benefit (expense)	25,887	(51,354)

Deferred:
Federal	(9,366)	(617,352)
State	9,366	(188,416)
Total deferred tax benefit	—	(805,768)

Total income tax provision (benefit)	$25,887	$(857,122)

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

For the years ended December 31, 2011 and 2010, a reconciliation of the federal statutory tax rate to the Company's effective tax rate is as follows:

	2011	2010
Statutory rate	34.00%	34.00%
State rate	6.45%	(6.44)%
Uncertain tax position adjustments	—	(487.37)%
Non-deductible Items	—	—
Warrant derivative liability	9.23%	(77.45)%
Incentive stock option	(8.32)%	1.30%
Other	(0.80)%	2.61%
Change in valuation allowance	(41.94)%	458.35%
Total effective tax rate	(1.38)%	(74.99)%

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes.  Significant components of the Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred Tax Assets:
Compensation related accruals	$3,491,995	$3,529,464
Inventory	67,319	67,319
Investments	265,563	265,562
Net operating loss carryovers	3,265,439	2,602,480
Other	17,121	1,700
Total deferred tax assets	7,107,437	6,466,525

Deferred Tax Liabilities:
Book and tax basis differences arising from purchased patents	(981,576)	(1,111,014)
Other	(101,505)	(116,960)
Total deferred tax liability	(1,083,081)	(1,227,974)

Net deferred tax asset (liability) before valuation allowance	6,024,355	5,238,551

Less: valuation allowance	(6,024,355)	(5,238,551)

Net deferred tax asset (liability)	$—	$—

In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized.  The ultimate realization of deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible.  As of December 31, 2011, the Company has provided a valuation allowance in the amount of $6.0 million.  The federal and state net operating losses expire in varying amounts through 2031.

On January 1, 2007 the Company adopted the provisions of ASC 740-10, Income Taxes, relating to accounting for uncertain tax positions.  ASC 740-10 addresses the determination of how tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740-10, the Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.  The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of ASC 740-10.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010
Gross unrecognized tax benefits at January 1	$53,958	$57,760
Changes to unrecognized tax positions from a prior period	—	(3,802)
Increases for tax positions in current year	—	—

Gross unrecognized tax benefits at December 31	$53,958	$53,958

The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the calendar years ended December 31, 2008 through December 31, 2011.  The Company and its subsidiary’s state tax returns are also open to audit under similar statute of limitations for the calendar years ended December 31, 2007 through December 31, 2011.  The Company is currently not under examination by any taxing authorities.  During December 2010 the Company resolved a portion of the uncertain tax position provided for in the prior year. As of December 31, 2011 the Company had Federal and State net operating loss carryforwards of approximately $7.0 million.  During 2010 the Company performed a limited scope analysis of the potential impact of a limitation of the usage of its net operating loss carryovers under IRC §382.  The results of this analysis allowed management to include a portion of the federal and state net operating loss carryovers in the determination of its net deferred tax asset or liability the portion of the net operating loss carryover not included as a deferred tax asset are included in the Uncertain Tax Position analysis. In addition, as of December 31, 2011, there were cumulative deferred tax assets of approximately $3.2 million were added based on the completion of an analysis of the deferred tax assets relating to stock compensation.

The Company accrues interest, as applicable, on unrecognized tax benefits as a component of income tax expense. Penalties, if incurred, would be recognized as a component of income tax expense. The Company had no such accrued interest or penalties included in the accrued liabilities associated with unrecognized tax benefits as of the date of adoption.

Additionally, the Company is subject to tax examinations for payroll, value added, sales-based and other taxes. The Company is currently not under examination by the taxing authorities relating to these other types of taxes. Where appropriate, the Company has made accruals for these matters, which are reflected in the Company’s consolidated financial statements.